Interest-bearing loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Interest-bearing Loans and Borrowings

Non-current liabilities Million US dollar	30 June 2021	31 December 2020
Secured bank loans	108	46
Unsecured bond issues	87 239	93 523
Unsecured other loans	64	73
Lease liabilities	1 933	1 837

Non-current interest-bearing loans and borrowings	89 344	95 478

Current liabilities Million US dollar	30 June 2021	31 December 2020
Secured bank loans	332	656
Commercial papers	—	1 522
Unsecured bank loans	434	294
Unsecured bond issues	24	202
Unsecured other loans	9	10
Lease liabilities	448	397

Current interest-bearing loans and borrowings	1 248	3 081

Summary of Reconciliation of Net Debt
The following table provides a reconciliation of AB InBev’s net debt as at the dates indicated:

Million US dollar	30 June 2021	31 December 2020
Non-current interest-bearing loans and borrowings	89 344	95 478
Current interest-bearing loans and borrowings	1 248	3 081

Interest-bearing loans and borrowings	90 592	98 559

Bank overdrafts	46	5
Cash and cash equivalents	(6 790)	(15 252)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(172)	(173)
Debt securities (included within Investment securities)	(312)	(418)

Net debt	83 364	82 722

Summary of Changes in the Company's Liabilities Arising from Financing Activities
The table below details changes in the company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the company’s consolidated cash flow statement from financing activities.

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2021	95 478	3 081
Proceeds from borrowings	99	271
Payments on borrowings	(6 217)	(2 152)
Capitalization / (payment) of lease liabilities	423	(262)
Amortized cost	32	4
Unrealized foreign exchange effects	(734)	(7)
Current portion of long-term debt	(316)	316
Other movements	579	(3)

Balance at 30 June 2021	89 344	1 248

Million US dollar	Long-term debt, net of current portion	Short-term debt and current portion of long-term debt
Balance at 1 January 2020	97 564	5 410
Proceeds from borrowings	10 915	3 607
Payments on borrowings	—	(4 328)
Capitalization / (payment) of lease liabilities	290	(129)
Amortized cost	36	4
Unrealized foreign exchange effects	(680)	(147)
Current portion of long-term debt	(2 076)	2 076
Other movements	(15)	(9)

Balance at 30 June 2020	106 034	6 484

Summary of Exercising Option to Redeem Outstanding Principal Amount

Date of redemption	Issuer (abbreviated)	Title of series of notes issued exchanged	Currency	Original principal amount outstanding (in million)	Principal amount redeemed (in million)
27 January 2021	ABIWW	3.750% Notes due 2024	AUD	650	650
28 January 2021	ABISA	1.500% Notes due 2025	EUR	2 147	2 147
29 June 2021	ABIWW	4.150% Notes due 2025	USD	2 500	2 500